REVENUE - Schedule of Disaggregated Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 2,124,091	$ 2,141,174	$ 4,245,465	$ 4,130,341
Retail
Disaggregation of Revenue [Line Items]
Total revenue, net	1,254,172	1,285,780	2,483,019	2,457,163
Wholesale
Disaggregation of Revenue [Line Items]
Total revenue, net	676,017	638,108	1,374,131	1,255,395
Food service
Disaggregation of Revenue [Line Items]
Total revenue, net	121,987	132,345	233,717	240,204
Commercial cargo
Disaggregation of Revenue [Line Items]
Total revenue, net	44,887	46,481	90,190	93,656
Other
Disaggregation of Revenue [Line Items]
Total revenue, net	1,588	15,043	7,757	29,915
Revenue from sales to unconsolidated affiliates
Disaggregation of Revenue [Line Items]
Total revenue, net	25,440	23,417	56,651	54,008
Diversified produce
Disaggregation of Revenue [Line Items]
Total revenue, net	1,289,146	1,317,350	2,605,966	2,516,111
Tropical fruit
Disaggregation of Revenue [Line Items]
Total revenue, net	749,148	725,859	1,464,112	1,417,581
Health foods and consumer goods
Disaggregation of Revenue [Line Items]
Total revenue, net	34,331	33,941	68,068	65,239
Commercial cargo
Disaggregation of Revenue [Line Items]
Total revenue, net	44,887	46,481	90,190	93,656
Other
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 6,579	$ 17,543	$ 17,129	$ 37,754